Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Detail) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Equity [Abstract]
Beginning balance	$ 328	1,986	583		583
Other comprehensive income	1,027	6,306	581	232	1,403	583
Ending balance	$ 1,351	8,292		$ 328	1,986	583